CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Other investments [Abstract]
Other deposits with maturity of more than three months	$ 132,736		$ 144,853
Other investments - Current	132,736		144,853
Cash and cash equivalents [abstract]
Cash and banks	100,739		70,711
Restricted cash	50		83		$ 88
Short-term bank deposits	229,239		70,760
Other deposits with maturity of less than three months	7,751		41,909
Cash and cash equivalents	$ 337,779	[1]	$ 183,463	[1]	$ 151,491	[1]	$ 213,303

[1]	It includes restricted cash of USD 50, USD 83 and USD 88 as of December 31, 2017, 2016 and 2015, respectively. In addition, the Company had other investments with a maturity of more than three months for USD 135,864, USD 150,851 and USD 237,191 as of December 31, 2017, 2016 and 2015, respectively.